Income Taxes (Amounts and Period Ranges of Operating Losses Carried Forward Available to Reduce Future Taxable Income) (Detail) ¥ in Millions	Dec. 31, 2022 JPY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 177,351
Within one year
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,431
After one year through five years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	18,404
After five years through ten years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	35,727
After ten years through twenty years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,849
Indefinite period
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 117,940